Financial Instrument Related Costs and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Financial Instrument Related Costs And Other
Gain (loss) on derivative warrant liabilities liabilities	$ (2,035)	$ 6,232
Transaction costs on derivative warrant liabilities	(293)	(665)
Transaction costs on convertible debentures		(31)
Change in fair value of convertible debentures		901
Forgiveness of interest on leases		35
Withholding tax costs		(11)
Total financial instrument related costs and other	$ (2,328)	$ 4,659